Offerings	Jan. 02, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	18,678,584
Proposed Maximum Offering Price per Unit	6.135
Maximum Aggregate Offering Price	$ 114,593,112.84
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,825.31
Offering Note	Note 1.a Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of the Registrant's common stock, $0.0001 par value per share ("Common Stock") that may become issuable under the terms of (i) the Terrestrial Energy Inc. Second Amended and Restated 2024 Stock Option Plan (the "Legacy Plan") and (ii) the Terrestrial Energy Inc. 2025 Equity Incentive Plan (the "2025 Plan"), in each case by reason of any share split, share dividend, recapitalization or other similar transaction effected without the Company's receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock. Note 1.b Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act, based on the average of the high and low sales prices of the Common Stock on the Nasdaq Stock Market on December 31, 2025. Note 1.c Represents shares of Common Stock issuable upon the exercise of outstanding options under the Legacy Plan as of the date of this Registration Statement. Note 1.d The Registrant does not have any fee offsets to claim.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	15,473,715
Proposed Maximum Offering Price per Unit	6.135
Maximum Aggregate Offering Price	$ 94,931,241.52
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,110.00
Offering Note	See Offering Note 1.a, 1.b and 1.d Note 2.a Represents shares of Common Stock authorized for future issuance under the 2024 Plan as of the date of this Registration Statement.